UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:

703-356-6121

Date of fiscal year end:

October 31

Date of reporting period:

April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form  displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

 Item 1. Reports to Stockholders

BLANKINSHIP VALUE FUND

Semi-Annual Report

April 30, 2004

_____________________________________

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

_____________________________________

Dear Fellow Shareholder:

Your Fund’s registration statement was declared effective by the SEC as of January 16, 2004.  From January 16th through April 30, 2004, your Fund gained 0.4% versus a decline of 3.0% for the Russell 2000 Value Index (a small-cap value index).

Massive trade deficits and record low interest rates indicate that U.S. interest rates are likely to increase.  This expectation is built into the discount rate we use in evaluating investments, leading us to be especially cautious at this time.  In addition, a return of 46.0% for the Russell 2000 Value Index during 2003 hasn’t left many bargain prices.  During times like these, I feel like Mark Twain when he said, “I’m more concerned about the return of my money, than the return on my money.”  As a result, the Fund currently remains 100% in cash.  We intend to remain patient and expect that market turbulence and in-depth research will eventually provide better opportunities.

Our financial statements are provided on the following pages for your review, and I will be happy to personally answer any questions you may have.

Thank you for allowing me to work for you.

Sincerely,

Rex Blankinship, Ph.D., CPA

President

(Note: All index returns and returns for the Fund assume reinvestment of dividends.  Past performance does not predict future performance, and share values will fluctuate, so that shares may be worth more or less than their original cost when redeemed.  Return calculations do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  It is not possible to invest directly in the Russell 2000 Value Index, and its returns don’t reflect the expenses that would be incurred in a fund that tracks this index. The Russell 2000 Value Index is provided by and trademarked by the Frank Russell Company.)

BLANKINSHIP VALUE FUND

Statement of Assets and Liabilities

April 30, 2004

(Unaudited)

Assets:

Investments at market value (None)

          -0-

Cash

$101,627

Total assets

  101,627

Liabilities:

(None)

          -0-

Net  Assets:

(10,100 shares of $0.001 par value capital stock

issued and outstanding; 100,000,000 shares authorized)

$101,627

Composition of Net Assets:

Shares of common stock

         $10

Additional paid-in capital

  100,990

Undistributed net investment income

         627

Net Assets

$101,627

Net asset value per share

    $10.06

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Operations

For the Period January 16, 2004 to April 30, 2004

(Unaudited)

Investment Income:

Interest

     $472

 ______

Total Income

       472

Expenses:

(None – see note 2)

        -0-

Net Investment Income

     $472

Net realized and unrealized gain (loss) on investments:

(None)

        -0-

Net increase in net assets resulting from operations

     $472

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Changes in Net Assets from Operations

For the Period January 16, 2004 to April 30, 2004

(Unaudited)

Increase in Net Assets from Operations:

Net investment income

    $472

Net realized gain on investments

       -0-

Change in unrealized appreciation

       -0-

            _______

Net increase in net assets resulting from operations

      472

Distributions to Shareholders from:

Net investment income

       -0-

Net realized gain on investments

       -0-

Capital share transactions

       -0-

            _______

Net increase in Net Assets

      472

Net Assets, beginning of period

               101,155

            _______

Net Assets, end of period

             $101,627

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Financial Highlights

For the Period January 16, 2004 to April 30, 2004

(Unaudited)

Per share data:

Net asset value – beginning of period

   $10.02

Income from investment operations:

Net investment income

         .04

Net realized and unrealized gains on investments

         -0-

  ______

Total from investment operations

     10.06

Less, distributions

         -0-

 ______

Net asset value, end of period

   $10.06

Total return

    0.40%

Ratios (to average net assets):

Expenses after fee waivers (see note 2)

    0.00%

Net investment income

    0.40%

Portfolio turnover rate

    0.00%

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Notes to Financial Statements

April 30, 2004

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: The Blankinship Value Fund (the “Fund”) was organized as a series of the Blankinship Funds, Inc. (the “Company”) under the laws of the state of Maryland on March 14, 2003. The Fund is registered as an open-end non-diversified regulated investment company under the Investment Company Act of 1940. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles, generally accepted in the United States of America.

Security Valuations: The Fund values investment securities, where market quotations are available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Adviser, subject to review and supervision of the Board of Directors.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distribution to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at least annually. Distributions are recorded on the ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2004

(Unaudited)

income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of their respective securities.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

2.  MANAGEMENT AGREEMENT AND EXPENSES

The Fund has a Management Agreement with Blankinship Corporation (“the Adviser”), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund.  The Adviser also provides and pays for administrative services to the Fund. These administrative services include but are not limited to: accounting, administrative, legal, dividend disbursing agent, transfer agent, registrar, fund share distribution, custodian, shareholder reporting, and insurance. The Fund is responsible for interest, taxes, brokerage fees and commissions, and any extraordinary expenses, including but not limited to litigation and indemnification costs and expenses. Under the terms of the Management Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% for its investment advisory services and a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.50% for its administrative services.

The Adviser has contractually and irrevocably waived all fees under the Management Agreement through April 30, 2004.  The Adviser has also contractually and irrevocably waived fees equal to 1.00% per annum for the period May 1, 2004 through December 31, 2004.

Item 2. Code of Ethics

Not required for semi-annual report.

Item 3. Audit Committee Financial Expert

Not required for semi-annual report.

Item 4. Principal Accountant Fees and Services

Not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants

Not required for semi-annual report.

Item 6. Schedule of Investments

None.  (See Shareholder’s Report for cash balance and financial statements.)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 10. Controls and Procedures

(a)(i)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)(1)  Not applicable

(a)(2)  Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

(a)(3)  Not applicable.

(a)(4)  Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

July 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President and Treasurer

Date

July 8, 2004